ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE
Accounts receivable	$ 4,077,820	$ 2,165,932
Allowance for doubtful accounts	(15,477)	(10,774)
Accounts receivable, net	$ 4,062,343	$ 2,155,158